INCOME TAXES 3 (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Deferred tax assets:
Tax loss carry forward	¥ 24,214	$ 3,522	¥ 34,111
Accrued expenses	6,680	972	6,638
Revenue recognition	12,749	1,854
Others	992	144	1,971
Less: Valuation allowance	(37,311)	(5,427)	(32,002)
Deferred tax assets	7,324	1,065	10,718
Deferred tax liabilities:
Long-lived assets arising from acquisitions	844	123	1,094
Outside basis difference on investment in WFOE	13,853	2,015	7,620
Others	455	66	3,385
Deferred income tax liabilities, net	15,152	2,204	12,099
Deferred tax assets	6,713	976	2,404
Deferred tax liabilities	(14,541)	(2,115)	(3,785)
Net deferred tax liabilities	¥ (7,828)	$ (1,139)	¥ (1,381)